Note 1 - Organizational and Significant Accounting Policies (Detail) - Summary of Fair Values and Changing Values of Financial Instruments (USD $)			6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Black Scholes [Member] Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ 494,626	$ 11,083,161	$ 494,626
Derivative liabilities			(494,626)
Derivative liabilities	$ 494,626	$ 11,083,161